Interest and Finance Costs, net - Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Interest And Finance Costs Net - Schedule Of Interest And Finance Costs Details
Interest on long-term debt	$ 1,990	$ 1,933
Interest on promissory note	51	51
Amortization of financing costs	116	125
Total	$ 2,157	$ 2,109